Intangible Assets	12 Months Ended
Mar. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

Note 4. Intangible Assets

Intangible assets are comprised of patents and trademarks and software developed for internal uses. The gross book values and accumulated amortization as of March 31, 2012 and 2011 were as follows:

	March 31,
	2012	2011
Patents and trademarks	$131,856	$91,354
Software development costs	564,049	479,131

	695,905	570,485
Less accumulated amortization	(316,822)	(215,631)

	$379,083	$354,854

Amortization expense for intangible assets for the years ended March 31, 2012 and 2011 was $101,191 and $81,161, respectively. All of the Company’s intangible assets are subject to amortization.

Years Ending March 31,	Patents and Trademarks	Software	Total Intangibles
2013	$16,634	$112,787	$129,421
2014	16,607	94,099	110,706
2015	15,560	46,236	61,796
2016	15,146	33,785	48,931
2017	15,146	13,083	28,229

	$79,093	$299,990	$379,083